Unsecured Convertible Loan Notes and Derivative Financial Instruments - Additional Information (Details)		6 Months Ended
	Jun. 21, 2023 $ / shares	Jun. 30, 2023 USD ($)	Jun. 21, 2023 USD ($) shares
Disclosure of detailed information about financial instruments [abstract]
Number of shares issued | shares			45,221,586
Percentage of convertible notes	4.00%
Convertible notes maturity date	Jun. 07, 2028
Par value per share | $ / shares	$ 1
Face value of notes issued | $			$ 30,000,000
Conversion price of per ordinary share | $ / shares	$ 1.6
Unpaid interest | $		$ 0